Acquisitions and Divestitures	12 Months Ended
Oct. 31, 2021
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Acquisitions and Divestitures
Note 10: Acquisitions and Divestitures
Acquisitions
The cost of an acquisition is measured at the fair value of the consideration transferred, including contingent consideration. Acquisition-related costs are recognized as an expense in the period in which they are incurred. The identifiable assets acquired and liabilities assumed and contingent consideration are measured at their fair values at the date of acquisition. Goodwill is measured as the excess of the aggregate of the consideration transferred over the net of the fair value of identifiable assets acquired and liabilities assumed. The results of operations of acquired businesses are included in our consolidated financial statements beginning on the date of acquisition.
Clearpool Group Inc.
On April 6, 2020, we completed the acquisition of Clearpool Group Inc. (Clearpool), a New York-based provider of electronic trading solutions, operating in the United States and Canada, for cash consideration of US$139 million (CAD$196 million) plus contingent consideration of approximately US$7 million (CAD$11 million) based on meeting certain revenue targets over four years. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our Capital Markets reporting segment.
As part of this acquisition, we acquired intangible assets of $85 million and goodwill of $132 million. The intangible assets are being amortized over three to eight years. Goodwill related to this acquisition is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
Clearpool
Goodwill and intangible assets	217
Other assets	44
Total assets	261
Liabilities	54
Purchase price	207
The purchase price allocation for Clearpool has been completed.
Divestitures
Non-current
non-financial
assets (and disposal groups) are classified as
held-for-sale
if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. These assets meet the criteria for classification as held-for-sale
if they are available for immediate sale in their present condition and their sale is considered highly probable to occur within one year.
Non-current
non-financial
assets classified as
held-for-sale
are measured at the lower of their carrying amount and fair value less costs to sell. Any subsequent write-down to fair value less costs to sell is recognized in non-interest
expense in our Consolidated Statement of Income. Any subsequent increase in the fair value less costs to sell, to the extent this does not exceed the cumulative write-down or impact the impairment previously allocated to goodwill, is also recognized in non-interest
expense. Gains on disposals are recognized in
non-interest
income.
Private Bank, Asia
On April 30, 2021, we completed the sale of our Private Banking business in Hong Kong and Singapore, part of our BMO Wealth Management operating segment, to J. Safra Sarasin Group. The business sold is not considered material to the bank.
EMEA and U.S. Asset Management
On November 8, 2021, we completed the sale of our EMEA asset management business, part of our BMO Wealth Management operating segment, to Ameriprise Financial Inc. (Ameriprise) for £615 million (CAD$1,042 million) in an all-cash
transaction. The transaction with Ameriprise includes the opportunity for certain BMO asset management clients in the U.S. to move to Ameriprise, with the transfers expected to be completed in the first calendar quarter of fiscal 2022, subject to client consent. As this transaction met the accounting requirements of assets held-for-sale,
whereby the assets and liabilities are measured at lower of fair value, less costs to sell, and carrying value at each reporting period end until disposal, we recognized a write-down of goodwill related to these businesses of $779 million in fiscal 2021. The write-down was included in
non-interest
expense, other, in our Consolidated Statement of Income and was reported in the Corporate Services segment. As at November 8, 2021, assets and liabilities of approximately
$1,696 million and $527

million, respectively, in relation to our EMEA asset management business have been derecognized. In connection with the completion of the sale, we will recognize a loss of
$28

million in the first quarter of fiscal 2022 relating to foreign currency translation reclassified from accumulated other comprehensive income in equity to net income.
Taplin, Canida & Habacht LLC
On July 27, 2021, we entered into an agreement to sell Taplin, Canida & Habacht, LLC, part of our U.S. asset management business to Loop Capital. The transaction is expected to close in the first quarter of fiscal 2022, subject to customary closing conditions. The business sold is not considered material to the bank
.